Short-term borrowings and long-term debt (Contractual Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
2017	¥ 1,874,328
2018	1,493,654
2019	4,881,901
2020	1,776,560
2021	432,082
2022 and thereafter	4,312,397
Total	¥ 14,770,922	¥ 14,582,241